CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,861	$ 25,470
Restricted cash	605	1,050
Short-term bank deposits	39,209	3,918
Other accounts receivable and prepaid expenses	903	741
Total current assets	46,578	31,179
NON-CURRENT ASSETS:
Long-term prepaid expenses	776	110
Severance pay fund	2,454	2,810
Property and equipment, net	3,372	4,647
Total non-current assets	6,602	7,567
Total assets	53,180	38,746
CURRENT LIABILITIES:
Trade payables	2,946	3,445
Short term deferred participation in R&D expenses	1,089
Other accounts payable and accrued expenses	5,954	2,749
Total current liabilities	9,989	6,194
NON-CURRENT LIABILITIES:
Long term deferred participation in R&D expenses	3,003
Accrued severance pay	2,945	3,255
Total non-current liabilities	5,948	3,255
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2018 and 2017; 59,849,784 and 51,293,070 shares issued and outstanding at December 31, 2018 and 2017, respectively	164	140
Additional paid-in capital	367,920	337,382
Accumulated other comprehensive income		17
Accumulated deficit	(330,841)	(308,242)
Total shareholders' equity	37,243	29,297
Total liabilities and shareholders' equity	$ 53,180	$ 38,746